Third Quarter Report

September 30, 2002

[LOGO]

STRATTON
M U T U A L  F U N D S
Stability . Strategy . Success

                                    [GRAPHIC]

DEAR FELLOW SHAREHOLDER:

MARKET PSYCHOLOGY

   The third quarter of 2002 was the second worst performing quarter for the S&P 500 in the past twenty-five years. Only the fourth quarter of 1987 in which the market crashed was worse (-22.54%). However, the 1987 market crash followed three quarters of sharply rising markets and for the full year 1987, the S&P was +5%. This third quarter of 2002 follows a bad second quarter and performance of -9% in 2000 and -12% in 2001.

   The new uncertainty that was not with us on June 30 is the potential for all-out war with Iraq. The President is determined to pursue a war with the objective of removing Saddam Hussein from leadership. There is little understanding and no cohesion among our foreign allies about the timing and need for this campaign. There is equally little understanding but a great deal more cohesion among U.S. citizenry about their willingness to see the U.S. pursue Iraq. The impact of the war talk has been a new layer of uncertainty and divisiveness within domestic politics. The focus has shifted from economic issues to political/military issues. It also has given corporate leaders one more excuse for postponing important business spending. It seems there is no interest in Washington unless the topics are terrorism or Iraq; the domestic agenda has been pushed back.

   During the quarter, we have seen a steady outflow of funds from equities. This is obviously because of the poor 2 1/2 year performance of equities in general and growth equities in particular. Added to the negatives of poor performance are continued fears of terrorism, and a general loss of confidence by shareholders in their fair treatment by business, the accounting profession, and the government regulators.

THE ECONOMY

   The second quarter showed the economy growing, but at a much weaker rate of 1.3% in real terms. We expect third quarter growth to be in the 2-3% range and a similar rate for the fourth quarter. Consumer spending on durable goods has been quite strong. Housing has been at record levels. The government has stepped up its spending for military and security purposes. Capital spending continues to be far below normal. The economic consensus is a recovery of such small magnitude that it will produce no real job growth.

   The Fed has been on hold for the entire third quarter with the Fed Funds Rate posted at 1.75%. During this three-month period, however, U.S. Treasury Securities have risen in price and fallen in yield to record lows for the past forty years. They reflect the worry about the economic slowdown and the deflection of money from equities to bonds. At the present time, the Fed is less important in determining stock market valuations than other factors. There is a real issue that corporations cannot get adequate debt financing. The yield spread of corporate bonds over U.S. Treasuries has widened during the last quarter; banks continue to tighten funds to any corporate credits that they consider the slightest bit risky. Corporations have been told that their leverage is too high and that they should use free cashflow to pay off debt.

THE STOCK MARKET OUTLOOK

With all of the bad news, both known and unknown, there is a significant question of why own stocks at all? The answer is simple, all of the bad news is in the price of the market. Today's markets are cheap - both absolutely and relatively. In both relative and absolute terms, the P/E ratio for our type of value stocks is at an all-time low. Confidence and valuation are directly correlated. When confidence is high valuations are also high and there is price risk in the market. We believe today is the reverse image of the over confidence that took place in the market in 1999 and early 2000. When stocks are really cheap, the news is really bleak. Low stock P/E ratios are the primary reason to continue to remain fully invested in equities. You can find more information about our Funds on our web site, www.strattonmgt.com.

                                          Sincerely yours,

                                      /s/ James W. Stratton

                                          James W. Stratton
                                            Chairman
October 11, 2002


Past performance is no guarantee of future  results.  Share  prices will fluctuate and you may have a gain or loss  when  you  redeem shares. The Funds are compared to  several  unmanaged  indices.
   Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

PORTFOLIO MANAGERS' COMMENTARY
--------------------------------------------------------------------------------



Stratton Growth Fund--Jim Stratton

Q. Recognizing that the third quarter was poor for all stock indices, did any industry sectors perform well defensively for the Fund?

A. The best relative performance was in Health Care (17.0% assets) and Consumer Staples (6.8%). With increasing concerns about the strength of the economic recovery, new equity money flowed into defensive sectors that do not rely on a cyclical recovery.

Q. You raised the industry weighting in Banks from 14.3% to 18.3% of assets during a quarter in which Bank stocks were very weak. What is your underlying strategy for Banks going forward?

A. We added two new names in Banking--FleetBoston Financial Corp. and Household International, Inc. and we doubled our holding in PNC Financial Services Group. To provide funds for this we eliminated two Insurance stocks and modestly trimmed three of our older, larger Bank holdings. Our purchases were all event driven, buying after a sharp decline in individual bank stock prices resulting from negative announcements during the quarter. All of our purchases are selling at less than 10 times earnings. We think Financials, particularly Banks, have been unduly sold and will lead any market recovery.

                                    [CHART]
The graph below illustrates the increase in value of a $10,000 investment in Stratton Growth Fund with all dividend income and capital gains distributions reinvested.

Average Annual Total Return
for the period ended 9/30/02
 1 year......... - 14.02%
 5 year......... +  2.49
10 year......... + 10.53
15 year......... +  9.36
20 year......... + 12.08
25 year......... + 11.84
30 year......... + 10.91

9/30/02 $223,507
Total Value of Investment

$129,001
Value of Shares
Acquired Through
Reinvestment
of Capital Gains
Distributions

$54,348
Value of Shares
Acquired Through
Reinvestment of
Income Dividends

$40,158
Total Value of
Original Shares

        Series 1   Series 2   Series 3
        --------   --------   --------
73-74   $     0    $     43   $  7,630
75-76         0         458     11,280
77-78         0       1,217     14,155
79-80         0       2,147     14,597
81-82         0       3,703     17,299
83-84         0       6,347     24,755
85-86     3,857      10,805     38,310
87-88    10,945      11,062     30,774
89-90    22,901      14,859     31,059
91-92    27,527      21,871     32,464
93-94    35,156      26,652     32,622
95-96 *  66,844      44,981     42,654
97-98    53,823      63,997    116,451
99-00    51,517      67,046    140,799
01       51,832      69,587    164,338
9/30/02  40,158      54,348    129,001

Cost of Initial
Investment on
9/30/72 $10,000

Past performance is not predictive of future performance.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Prior to 12/31/96, SGF had a fiscal year-end of 5/31.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Growth Fund



                                     September 30, 2002 June 30, 2002
           ----------------------------------------------------------
           Total Net Assets             $38,464,829      $47,728,143
           ----------------------------------------------------------
           Net Asset Value Per Share         $25.42           $31.50
           ----------------------------------------------------------
           Shares Outstanding             1,513,135        1,514,939
           ----------------------------------------------------------
           Number of Shareholders             1,093            1,096
           ----------------------------------------------------------
           Average Size Account             $35,192          $43,548
           ----------------------------------------------------------

Portfolio Changes For the Quarter Ended September 30, 2002 (unaudited)
--------------------------------------------------------------------------------

New Holdings (Percentage of Total Net Assets) Eliminated Holdings
--------------------------------------------------------------------
    FleetBoston Financial Corp. (1.6%)        Aon Corp.
    Household International, Inc. (1.5%)      El Paso Corp.
    The Kroger Co. (1.1%)                     Jefferson-Pilot Corp.
    Whirlpool Corp. (2.4%)                    Maytag Corp.
                                              Tesoro Petroleum Corp.

Ten Largest Holdings September 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                            Market Value Percent of TNA
        ---------------------------------------------------------------
        IKON Office Solutions, Inc.         $ 3,467,200        9.0%
        ---------------------------------------------------------------
        Commerce Bancorp, Inc. (NJ)           2,490,600        6.5
        ---------------------------------------------------------------
        PNC Financial Services Group          1,686,800        4.4
        ---------------------------------------------------------------
        Kimberly-Clark Corp.                  1,585,920        4.1
        ---------------------------------------------------------------
        Baxter International, Inc.            1,527,500        4.0
        ---------------------------------------------------------------
        Tenet Healthcare Corp.                1,485,000        3.9
        ---------------------------------------------------------------
        The Pep Boys - Manny, Moe & Jack      1,470,000        3.8
        ---------------------------------------------------------------
        Valero Energy Corp.                   1,226,170        3.2
        ---------------------------------------------------------------
        Pitney Bowes Inc.                     1,219,600        3.2
        ---------------------------------------------------------------
        Countrywide Credit Industries, Inc.   1,178,750        3.0
        ---------------------------------------------------------------
                                            $17,337,540       45.1%
        ---------------------------------------------------------------

PORTFOLIO MANAGERS' COMMENTARY
--------------------------------------------------------------------------------



Stratton Monthly Dividend REIT Shares--Jim Stratton and Jim Beers

Q. Can you describe what sectors within the REIT industry have held up in this volatile market and what sectors have suffered?

A. Regional Malls and Shopping Centers have been the best-performing sectors as the consumer has continued to spend, fueled by the refinancing boom and lower credit/borrowing costs. The worst-performing sectors have been Apartments and Office/Industrial. Apartments have been affected by a strong push in first-time home buying, and Office/Industrial has been hurt by a continued slow-down in all forms of business expansion. We continue to believe in the long-term strength of the Lodging sector but the extended recovery in business travel and the poor numbers in leisure travel have left investors with no tangible signs of a recovery in the Lodging sector's stock prices.

Q.  What is your current outlook on the REIT industry?

A. As we move into the fourth quarter, it is our belief that REIT earnings will continue to be negatively affected by the protracted economic recovery and that REIT stocks will become slightly more volatile as gun-shy investors digest company information as it is released. We feel that many companies are well prepared to weather this difficult period as balance sheets have been strengthened recently and dividend coverage ratios have improved over the last several years. We will continue to invest in those companies in which we have strong confidence of their dividend-paying ability, but also in those companies whose stocks can provide value to the portfolio in the future.

                                    [CHART]
The graph below illustrates the increase in value of a $10,000 investment in Stratton Monthly Dividend REIT Shares with all dividend income and capital gains distributions reinvested.

Average Annual Total Return
for the period ended 9/30/02
 1 year.......... + 14.25%
 5 year.......... +  5.92
10 year.......... +  7.30
15 year.......... +  8.18
20 year.......... + 10.54

9/30/02 $91,363
Total Value of Investment

$1,125
Value of Shares
Acquired Through
Reinvestment of
Capital Gains
Distributions

$76,012
Value of Shares
Acquired Through
Reinvestment of
Income Dividends

$14,226
Total Value of
Original Shares

           Series 1   Series 2   Series 3
           --------   --------   --------
81-82      $ 9,354     $ 1,641    $    0
83-84       10,667       4,379         0
85-86       14,604      10,328         0
87-88       13,181      13,041     1,043
89-90       12,861      17,513     1,018
91-92       14,609      26,570     1,156
93-94       15,060      33,590     1,192
95-96 *     14,399      43,821     1,139
97-98       13,008      47,819     1,029
99-00       12,299      56,372       973
01          14,037      70,499     1,110
9/30/02     14,226      76,012     1,125

Cost of Initial
Investment on
5/31/80 $10,000

Past performance is not predictive of future performance.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Prior to 12/31/96, SMDS had a fiscal year-end of 1/31.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares



                                     September 30, 2002 June 30, 2002
           ----------------------------------------------------------
           Total Net Assets                $133,803,718 $130,904,049
           ----------------------------------------------------------
           Net Asset Value Per Share             $27.10       $29.65
           ----------------------------------------------------------
           Shares Outstanding                 4,938,309    4,415,534
           ----------------------------------------------------------
           Number of Shareholders                 3,712        3,530
           ----------------------------------------------------------
           Average Size Account                 $36,046      $37,083
           ----------------------------------------------------------

Portfolio Changes For the Quarter Ended September 30, 2002 (unaudited)
--------------------------------------------------------------------------------

New Holdings (Percentage of Total Net Assets) Eliminated Holdings
-------------------------------------------------------------------------------
Apartment Investment & Management Co. (1.7%)  Home Properties of New York, Inc.
Arden Realty, Inc. (2.4%)

Ten Largest Holdings September 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               Market Value Percent of TNA
     ---------------------------------------------------------------------
     Glimcher Realty Trust                     $ 4,216,500        3.2%
     ---------------------------------------------------------------------
     Mack-Cali Realty Corp.                      4,176,900        3.1
     ---------------------------------------------------------------------
     First Industrial Realty Trust, Inc.         4,152,660        3.1
     ---------------------------------------------------------------------
     Pennsylvania Real Estate Investment Trust   4,121,600        3.1
     ---------------------------------------------------------------------
     Liberty Property Trust                      4,095,100        3.1
     ---------------------------------------------------------------------
     Health Care Property Investors, Inc.        4,064,040        3.0
     ---------------------------------------------------------------------
     Glenborough Realty Trust Inc.               4,060,000        3.0
     ---------------------------------------------------------------------
     New Plan Excel Realty Trust                 4,056,800        3.0
     ---------------------------------------------------------------------
     The Mills Corp.                             4,004,100        3.0
     ---------------------------------------------------------------------
     Keystone Property Trust                     3,993,600        3.0
     ---------------------------------------------------------------------
                                               $40,941,300       30.6%
     ---------------------------------------------------------------------

Special Note--REITs typically have some component of return of capital in their dividend distributions. The exact amount of the taxability of dividends is often difficult for these companies to determine until late January. Our auditors then must determine the Fund's own taxability of its distributions before we can send the Fund's 1099DIV Forms to shareholders. This year, like most REIT funds, SMDS will file an extension with the Internal Revenue Service that will allow for a mailing date after the traditional January 31st deadline. 1099DIV Forms will not be available until early February. We hope that shareholders can plan their tax return filing with this in mind.

PORTFOLIO MANAGERS' COMMENTARY
--------------------------------------------------------------------------------



Stratton Small-Cap Value Fund--Jim Stratton and Jerry Van Horn

Q. How has Stratton Small-Cap Value performed during the recent market downturn?

A. The small-cap value market, along with every other segment of the domestic equity market, suffered an extreme downturn in the third quarter of 2002. The broad small-cap market, as measured by the Russell 2000 Index, dropped -21.4%, during the quarter, while the small-cap value market, as represented by the Russell 2000 Value Index, fell by -21.3%. While Stratton Small-Cap Value Fund also posted a negative return for the period, we did manage to outperform both indices by over 6.5% with a return of -14.5%. While we are certainly unhappy with this period of negative absolute performance, we are pleased with the Fund's ability to outperform its' benchmarks during such trying times.

Q. What were the Fund's largest sector exposures as of September 30, 2002?

A. The Fund's largest sector exposure continues to be the Homebuilding sector at 13.1% of Fund assets. Homebuilding companies have continued to post strong earnings growth throughout the recent economic downturn as they benefit from low interest rates, favorable supply/demand environment, and increasing consolidation on the part of the larger public builders.

   Other sectors currently emphasized in the portfolio are Health Care and Energy at 10.7% and 10.3% of assets, respectively. The Fund's Health Care holdings continue to generate strong earnings growth and remain attractively valued relative to the market and their peers. The Fund's Energy holdings operate predominantly in the natural gas industry and should generate meaningful earnings growth through the end of the year as increased natural gas usage and lower supplies boost prices.

Q. What is your outlook for the small-cap market?

A. Although the combination of continued economic weakness, corporate scandal, and the prospects of a war with Iraq will most likely dampen equity market returns in the near future, we remain confident that the fundamentals of the small-cap market will enable it to participate in the eventual market recovery. The small-cap market, in general, remains undervalued relative to the large-cap market based upon historical levels and small-cap firms should benefit from a better near-term earnings environment with greater prospects for positive surprises. As the overall economic environment improves, we feel that the strong fundamentals of the small-cap market will be rewarded.

                                    [CHART]

The graph below illustrates the increase in value of a $10,000 investment in Stratton Small-Cap Value Fund with all dividend income and capital gains distributions reinvested.

Average Annual Total Return
for the period ended 9/30/02
1 year......... + 5.91%
3 year......... + 7.15
5 year......... + 2.08
Since Inception
(4/12/93)...... + 9.52

9/30/02  $23,703
Total Value of Investment

$3,212
Value of Shares
Acquired Through
Reinvestment
of Capital Gains
Distributions

$2,419
Value of Shares
Acquired Through
Reinvestment of
Income Dividends

$18,072
Total Value of
Original Shares

            Series 1   Series 2   Series 3
            --------   --------   --------
4/93        $10,000     $   0      $    0
3/31/94      10,376       158           0
3/31/95      10,352       402           0
3/31/96      12,780       789           0
3/31/96 -
12/31/96 *   13,432     1,067         813
12/31/97     17,976     1,633       2,190
12/31/98     16,088     1,626       1,995
12/31/99     15,552     1,840       1,928
12/31/00     18,656     2,497       2,787
12/31/01     20,240     2,709       3,597
6/30/02      18,072     2,419       3,212

Cost of Initial
Investment on
4/12/93 $10,000

Past performance is not predictive of future performance.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Prior to 12/31/96, SSCV had a fiscal year-end of 3/31.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund



                                     September 30, 2002 June 30, 2002
           ----------------------------------------------------------
           Total Net Assets             $45,043,415      $51,077,098
           ----------------------------------------------------------
           Net Asset Value Per Share         $22.59           $26.42
           ----------------------------------------------------------
           Shares Outstanding             1,993,896        1,933,079
           ----------------------------------------------------------
           Number of Shareholders               988              999
           ----------------------------------------------------------
           Average Size Account             $45,591          $51,128
           ----------------------------------------------------------

Portfolio Changes For the Quarter Ended September 30, 2002 (unaudited)
--------------------------------------------------------------------------------

New Holdings (Percentage of Total Net Assets) Eliminated Holdings
--------------------------------------------------------------------
                                              Tesoro Petroleum Corp.

Ten Largest Holdings September 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                            Market Value Percent of TNA
        ---------------------------------------------------------------
        Hovnanian Enterprises, Inc. Class A $ 2,704,000        6.0%
        ---------------------------------------------------------------
        IKON Office Solutions, Inc.           2,364,000        5.3
        ---------------------------------------------------------------
        Pogo Producing Co.                    1,294,280        2.9
        ---------------------------------------------------------------
        The Pep Boys - Manny, Moe & Jack      1,225,000        2.7
        ---------------------------------------------------------------
        Dean Foods Co.                        1,193,400        2.7
        ---------------------------------------------------------------
        Florida Rock Industries, Inc.         1,146,000        2.5
        ---------------------------------------------------------------
        Commerce Bancorp, Inc. (NJ)           1,137,706        2.5
        ---------------------------------------------------------------
        Penn Virginia Corp.                   1,134,000        2.5
        ---------------------------------------------------------------
        The Houston Exploration Co.           1,121,400        2.5
        ---------------------------------------------------------------
        Respironics, Inc.                     1,120,350        2.5
        ---------------------------------------------------------------
                                            $14,440,136       32.1%
        ---------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2002 (unaudited)
--------------------------------------------------------------------------------
Stratton Growth Fund



                                    Number of   Market
                                     Shares     Value
                                    --------- -----------
COMMON STOCKS - 90.4%
Banking/Financial - 18.3%
AmSouth Bancorporation.............   40,000  $   829,600
Comerica, Inc......................   17,500      843,850
Commerce Bancorp, Inc. (NJ)........   60,000    2,490,600
FleetBoston Financial Corp.........   30,000      609,900
Household International, Inc.......   20,000      566,200
PNC Financial Services Group.......   40,000    1,686,800
                                              -----------
                                                7,026,950
                                              -----------
Building & Construction Products - 1.5%
Masco Corp.........................   30,000      586,500
                                              -----------
Business Services - 6.4%
Omnicom Group Inc..................   10,000      556,800
Pitney Bowes Inc...................   40,000    1,219,600
Tidewater, Inc.....................   25,000      674,750
                                              -----------
                                                2,451,150
                                              -----------
Consumer Durables - 2.4%
Whirlpool Corp.....................   20,000      917,200
                                              -----------
Consumer Services - 4.8%
American Express Co................   21,000      654,780
Countrywide Credit Industries, Inc.   25,000    1,178,750
                                              -----------
                                                1,833,530
                                              -----------
Consumer Staples - 6.8%
Anheuser-Busch Companies, Inc......   20,000    1,012,000
Kimberly-Clark Corp................   28,000    1,585,919
                                              -----------
                                                2,597,919
                                              -----------
Distribution - 12.8%
IKON Office Solutions, Inc.........  440,000    3,467,200
The Pep Boys - Manny, Moe & Jack...  120,000    1,470,000
                                              -----------
                                                4,937,200
                                              -----------
Energy - 5.7%
Penn Virginia Corp.................   30,000      972,000
Valero Energy Corp.................   46,323    1,226,170
                                              -----------
                                                2,198,170
                                              -----------
Health Care - 17.0%
Baxter International, Inc..........   50,000    1,527,500
Becton, Dickinson and Co...........   30,000      852,000
HCA Inc............................   15,000      714,150
PacifiCare Health Systems, Inc.+...   50,000    1,154,500
Tenet Healthcare Corp.+............   30,000    1,485,000

                                   Number of    Market
                                    Shares      Value
                                   ---------- -----------
Health Care - (Continued)
Wyeth.............................     26,000 $   826,800
                                              -----------
                                                6,559,950
                                              -----------
Insurance/Services - 8.8%
The Allstate Corp.................     30,000   1,066,500
American International Group, Inc.     20,000   1,094,000
Lincoln National Corp.............     20,000     611,000
MGIC Investment Corp..............     15,000     612,450
                                              -----------
                                                3,383,950
                                              -----------
Retail - 3.6%
The Kroger Co.+...................     30,000     423,000
Sears, Roebuck and Co.............     25,000     975,000
                                              -----------
                                                1,398,000
                                              -----------
Technology - 2.3%
C&D Technologies, Inc.............     60,000     879,600
                                              -----------
Total Common Stocks
 (Cost $25,395,096)...............             34,770,119
                                              -----------

                                   Principal
                                    Amount
                                   ----------
SHORT-TERM NOTES - 6.0%
General Electric Capital Corp.
 1.56%, due 10/02/02.............. $1,000,000     999,957
American Express Credit Corp.
 1.56%, due 10/07/02..............  1,300,000   1,299,662
                                              -----------
Total Short-Term Notes
 (Cost $2,299,619)................              2,299,619
                                              -----------
Total Investments - 96.4%
 (Cost $27,694,715*)..............             37,069,738
Cash and Other Assets
 Less Liabilities - 3.6%..........              1,395,091
                                              -----------
NET ASSETS - 100.00%..............            $38,464,829
                                              ===========

--------
+Non-income producing security
*Aggregate cost for federal income tax purposes is $27,694,715 and net unrealized appreciation is as follows:

                  Gross unrealized appreciation. $10,859,294
                  Gross unrealized depreciation.  (1,484,271)
                                                 -----------
                    Net unrealized appreciation. $ 9,375,023
                                                 ===========

SCHEDULE OF INVESTMENTS September 30, 2002 (unaudited)
--------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares


                                      Number of    Market
                                       Shares      Value
                                      --------- ------------
COMMON STOCKS - 94.3%
Apartments - 11.2%
Apartment Investment &
 Management Co.......................   60,000  $  2,331,000
Cornerstone Realty Income Trust, Inc.  290,000     2,581,000
Gables Residential Trust.............  135,000     3,605,850
Summit Properties, Inc...............  167,200     3,243,680
United Dominion Realty Trust, Inc....  200,000     3,182,000
                                                ------------
                                                  14,943,530
                                                ------------
Diversified - 8.6%
Colonial Properties Trust............  110,000     3,979,800
Crescent Real Estate Equities Co.....  215,000     3,375,500
Pennsylvania Real Estate Investment
 Trust...............................  160,000     4,121,600
                                                ------------
                                                  11,476,900
                                                ------------
Health Care - 11.5%
Health Care Property Investors, Inc..   95,400     4,064,040
Health Care REIT, Inc................  145,000     3,965,750
Healthcare Realty Trust, Inc.........  120,000     3,732,000
Nationwide Health Properties, Inc....  215,000     3,665,750
                                                ------------
                                                  15,427,540
                                                ------------
Industrial - 8.5%
EastGroup Properties, Inc............  130,000     3,217,500
First Industrial Realty Trust, Inc...  134,000     4,152,660
Keystone Property Trust..............  240,000     3,993,600
                                                ------------
                                                  11,363,760
                                                ------------
Lodging - 11.2%
FelCor Lodging Trust, Inc............  220,000     2,822,600
Hospitality Properties Trust.........  115,000     3,808,800
Innkeepers USA Trust.................  335,000     2,676,650
RFS Hotel Investors, Inc.............  285,000     3,132,150
Winston Hotels, Inc..................  350,000     2,534,000
                                                ------------
                                                  14,974,200
                                                ------------
Net Lease - 2.5%
Commercial Net Lease Realty..........  210,000     3,385,200
                                                ------------
Office - 19.4%
Arden Realty, Inc....................  135,000     3,192,750
Brandywine Realty Trust..............  147,500     3,326,125

                                    Number of    Market
                                     Shares      Value
                                    --------- ------------
Office - (Continued)
Glenborough Realty Trust Inc.......  200,000  $  4,060,000
Highwoods Properties, Inc..........  170,000     3,978,000
HRPT Properties Trust..............  380,000     3,135,000
Liberty Property Trust.............  132,100     4,095,100
Mack-Cali Realty Corp..............  130,000     4,176,900
                                              ------------
                                                25,963,875
                                              ------------
Regional Malls - 11.3%
Glimcher Realty Trust..............  225,000     4,216,500
The Mills Corp.....................  135,000     4,004,100
Simon Property Group, Inc..........  107,500     3,840,975
Taubman Centers, Inc...............  220,000     3,130,600
                                              ------------
                                                15,192,175
                                              ------------
Shopping Centers - 10.1%
Developers Diversified Realty Corp.  140,000     3,081,400
IRT Property Co....................  251,000     2,949,250
Mid-Atlantic Realty Trust..........  212,500     3,406,375
New Plan Excel Realty Trust........  220,000     4,056,800
                                              ------------
                                                13,493,825
                                              ------------
Total Common Stocks
 (Cost $128,703,142)...............            126,221,005
                                              ------------
Total Investments - 94.3%
 (Cost $128,703,142*)..............            126,221,005
Cash and Other Assets
 Less Liabilities - 5.7%...........              7,582,713
                                              ------------
NET ASSETS - 100.00%...............           $133,803,718
                                              ============

--------
*Aggregate cost for federal income tax purposes is $128,703,142 and net unrealized depreciation is as follows:

                  Gross unrealized appreciation. $  8,021,810
                  Gross unrealized depreciation.  (10,503,947)
                                                 ------------
                    Net unrealized depreciation. $ (2,482,137)
                                                 ============

SCHEDULE OF INVESTMENTS September 30, 2002 (unaudited)
--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund



                                      Number of   Market
                                       Shares     Value
                                      --------- -----------
COMMON STOCKS - 88.3%
Aerospace - 3.3%
Moog Inc. Class A+...................   37,500  $ 1,059,750
Triumph Group, Inc.+.................   15,000      420,000
                                                -----------
                                                  1,479,750
                                                -----------
Business Services - 2.5%
ALLETE, Inc..........................   20,000      432,000
Tidewater, Inc.......................   25,000      674,750
                                                -----------
                                                  1,106,750
                                                -----------
Consumer Discretionary - 12.5%
Acclaim Entertainment, Inc.+.........  400,000      440,000
American Axle & Manufacturing
 Holdings, Inc.+.....................   30,000      749,400
Dura Automotive Systems, Inc.+.......   50,000      612,500
Harman International Industries, Inc.   20,000    1,035,000
Hollywood Entertainment Corp.+.......   60,000      871,200
Polaris Industries, Inc..............   15,000      930,000
Take-Two Interactive Software, Inc.+.   35,000    1,015,000
                                                -----------
                                                  5,653,100
                                                -----------
Consumer Staples - 2.6%
Dean Foods Co.+......................   30,000    1,193,400
                                                -----------
Distribution - 8.0%
IKON Office Solutions, Inc...........  300,000    2,364,000
The Pep Boys - Manny, Moe & Jack.....  100,000    1,225,000
                                                -----------
                                                  3,589,000
                                                -----------
Energy - 10.3%
Cabot Oil & Gas Corp.................   50,000    1,075,000
The Houston Exploration Co.+.........   36,000    1,121,400
Penn Virginia Corp...................   35,000    1,134,000
Pogo Producing Co....................   38,000    1,294,280
                                                -----------
                                                  4,624,680
                                                -----------
Financial Services - 12.5%
Commerce Bancorp, Inc. (NJ)..........   27,408    1,137,706
Donegal Group Inc. Class A...........   55,466      565,753
Donegal Group Inc. Class B...........   29,633      299,294
Eaton Vance Corp.....................   40,000    1,105,600
First Essex Bancorp, Inc.............   25,000      826,250

                                     Number of   Market
                                      Shares     Value
                                     --------- -----------
Financial Services - (Continued)
Harleysville Group Inc..............  40,000   $ 1,050,000
Webster Financial Corp..............  20,000       671,600
                                               -----------
                                                 5,656,203
                                               -----------
Health Care - 10.7%
CONMED Corp.+.......................  30,000       604,500
Henry Schein, Inc.+.................  15,000       791,250
NDCHealth Corp......................  35,000       544,250
PacifiCare Health Systems, Inc.+....  30,000       692,700
Respironics, Inc.+..................  35,000     1,120,350
Sunrise Assisted Living, Inc.+......  50,000     1,072,500
                                               -----------
                                                 4,825,550
                                               -----------
Homebuilding - 13.1%
Beazer Homes USA, Inc.+.............  10,000       610,500
D.R. Horton, Inc....................  60,000     1,117,200
Hovnanian Enterprises, Inc. Class A+  80,000     2,704,000
M.D.C. Holdings, Inc................  23,760       838,728
M/I Schottenstein Homes, Inc........  20,000       630,000
                                               -----------
                                                 5,900,428
                                               -----------
Materials and Processing - 2.5%
Florida Rock Industries, Inc........  37,500     1,146,000
                                               -----------
Technology - 7.5%
Anixter International Inc.+.........  45,000       927,000
Bel Fuse, Inc. Class B..............  40,000       858,000
Belden, Inc.........................  28,000       375,760
Park Electrochemical Corp...........  34,500       576,150
Technitrol, Inc.....................  42,000       627,900
                                               -----------
                                                 3,364,810
                                               -----------
Transportation - 1.1%
Maritrans Inc.......................  40,500       479,925
                                               -----------
Utilities - 1.7%
Energen Corp........................  30,000       759,300
                                               -----------
Total Common Stocks
 (Cost $30,407,168).................            39,778,896
                                               -----------

--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund


                               Principal    Market
                                Amount      Value
                               ---------- -----------
SHORT-TERM NOTES - 9.3%
Prudential Funding LLC
 1.56%, due 10/03/02.......... $2,100,000 $ 2,099,818
General Electric Capital Corp.
 1.67%, due 10/08/02..........  2,100,000   2,099,318
                                          -----------
Total Short-Term Notes
 (Cost $4,199,136)............              4,199,136
                                          -----------
Total Investments - 97.6%
 (Cost $34,606,304*)..........             43,978,032
Cash and Other Assets
 Less Liabilities - 2.4%......              1,065,383
                                          -----------
NET ASSETS - 100.00%..........            $45,043,415
                                          ===========

--------
+  Non-income producing security
* Aggregate cost for federal income tax purposes is $34,606,304 and net unrealized appreciation is as follows:

                  Gross unrealized appreciation. $11,488,557
                  Gross unrealized depreciation.  (2,116,829)
                                                 -----------
                    Net unrealized appreciation. $ 9,371,728
                                                 ===========

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



General Information on the Funds

Requests for a Prospectus, financial information, past performance figures and an application, should be directed to the Funds' toll free number
1-800-634-5726.

Minimum Investment

The minimum amount for the initial purchase of shares of the Funds is $2,000 each for non-retirement accounts. Subsequent purchases may be made in amounts of $100 or more. There is no minimum amount for initial or subsequent investments in retirement accounts.

Existing Shareholder Account Services

Shareholders seeking information regarding their accounts and other fund services, and shareholders executing redemption requests, should call or write the transfer agent and dividend paying agent:

PFPC Inc.
211 South Gulph Road, P. O. Box 61503
King of Prussia, PA 19406-0903
Telephone: 610-239-4600 or 1-800-472-4266

Investment Portfolio Activities

Questions regarding any of the Funds' investment portfolios should be directed to the Funds' Advisor:

Stratton Management Company
Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
Telephone: 610-941-0255

Additional Purchases ONLY to existing accounts should be mailed to a separate lock box unit:

c/o PFPC Inc.
P. O. Box 61767
King of Prussia, PA 19406-8767

Distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA
                                  19406-0903.
 Date of first use, October 2002. This report is to be preceded or accompanied by a Prospectus.
    All indices are unmanaged groupings of stock that are not available for investment.

D I R E C T O R S

Lynne M. Cannon                Merritt N. Rhoad, Jr.

John J. Lombard, Jr.           Richard W. Stevens

Douglas J. MacMaster, Jr.      James W. Stratton

Henry A. Rentschler


O F F I  C E  R S

James W. Stratton     James A. Beers            Patricia L. Sloan
Chairman              President                 Secretary & Treasurer
Stratton Mutual       Stratton Monthly
Funds                 Dividend REIT Shares      Brigid E. Hummel
President                                       Assistant Secretary & Treasurer
Stratton              Gerald M. Van Horn, CFA
Small-Cap Value       Vice President            Michelle A. Whalen
Fund                  Stratton Small-Cap Value  Assistant Secretary & Treasurer
                      Fund
John A. Affleck, CFA
President             Joanne E. Kuzma
Stratton Growth       Vice President
Fund


I N V E S T M E N T  A D V I S O R

Stratton Management Company
Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
Telephone: 610-941-0255

T R A N S F E R  A G E N T &
D I V I D E N D  P A Y I N G  A G E N T

PFPC Inc.
211 South Gulph Road, P.O. Box 61503
King of Prussia, PA 19406-0903
Telephone: 610-239-4600, 1-800-472-4266

C U S T O D I A N  B A N K

PFPC Trust Company
The Eastwick Center, 8800 Tinicum Boulevard
Philadelphia, PA 19153


                       Visit the Stratton Mutual Funds web
                       site at http://www.strattonmgt.com

                                    STRATTON
                              M U T U A L  F U N D S
                         Stability . Strategy . Success